Acquisitions, Disposals, and Related Items Acquisitions, Disposals, and Related Items (Details) - USD ($) $ in Millions				12 Months Ended
	Jul. 01, 2015	May. 12, 2014	Feb. 01, 2014	Jan. 31, 2016	Jan. 31, 2015	Jan. 31, 2014
Significant Acquisitions and Disposals [Line Items]
Purchase of interests of noncontrolling interest					$ 1,491
Proceeds from the disposal of certain operations				$ 246	$ 671	$ 0
Walmart Chile
Significant Acquisitions and Disposals [Line Items]
Purchase of interests of noncontrolling interest			$ 1,500
Sale of stock, percentage of ownership after transaction			99.70%
Yihaodian
Significant Acquisitions and Disposals [Line Items]
Purchase of interests of noncontrolling interest	$ 760
Vips restaurant business
Significant Acquisitions and Disposals [Line Items]
Proceeds from the disposal of certain operations		$ 671
Net gain on disposition of business		$ 262